Financial instruments - Fair value and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amounts of Financial Assets

The following table shows the carrying amounts of financial assets and financial liabilities. It does not include fair value information for financial assets and financial liabilities not measured at fair value since the carrying amount is a reasonable approximation of fair value.

	As of December 31, 2025
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)		$273,739,514		$273,739,514

Financial liability measured at fair value
Warrants liability (Level 2)	$(7,965,416)			(7,965,416)

Financial liabilities not measured at fair value
Secured bank loans	-	(10,692,727,662)	-	(10,692,727,662)
Unsecured bank loans	-	(26,917,279)	-	(26,917,279)

	As of December 31, 2024
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)		$970,414,857		$970,414,857

Financial liability measured at fair value
Warrants liability (Level 2)	$(75,827,403)			(75,827,403)

Financial liabilities not measured at fair value
Secured bank loans	-	(11,143,359,504)	-	(11,143,359,504)
Unsecured bank loans	-	(30,840,922)	-	(30,840,922)

Carrying Amounts of Financial Liabilities
The following table shows the carrying amounts of financial assets and financial liabilities. It does not include fair value information for financial assets and financial liabilities not measured at fair value since the carrying amount is a reasonable approximation of fair value.

	As of December 31, 2025
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)		$273,739,514		$273,739,514

Financial liability measured at fair value
Warrants liability (Level 2)	$(7,965,416)			(7,965,416)

Financial liabilities not measured at fair value
Secured bank loans	-	(10,692,727,662)	-	(10,692,727,662)
Unsecured bank loans	-	(26,917,279)	-	(26,917,279)

	As of December 31, 2024
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)		$970,414,857		$970,414,857

Financial liability measured at fair value
Warrants liability (Level 2)	$(75,827,403)			(75,827,403)

Financial liabilities not measured at fair value
Secured bank loans	-	(11,143,359,504)	-	(11,143,359,504)
Unsecured bank loans	-	(30,840,922)	-	(30,840,922)

Remaining Contractual Maturities of Financial Liabilities
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements:

	Contractual cash flows
As of December 31, 2025	Carrying amount	1 Month	2-12 Months	1-5 Years	More than 5 Years	Total

Derivative financial liabilities
Warrants liability	$7,965,416	-	-	$7,965,416	-	$7,965,416

Total derivative financial liabilities	7,965,416	-	-	7,965,416	-	7,965,416

Non-derivative financial liabilities
Secured bank loans	$10,692,727,662	$10,917,335,798	$-	$-	-	$10,917,335,798
Unsecured bank loans	26,917,279	116,938	-	26,800,341	-	26,917,279
Lease liabilities	162,167,576	19,880,636	43,758,160	98,528,780	-	162,167,576
Trade accounts payable and accumulated expenses and advance from customers	889,206,372	59,573,982	829,632,390	-	-	889,206,372

Total non-derivative financial liabilities	$11,771,018,889	$10,996,907,354	$873,390,550	$125,329,121	-	$11,995,627,025

	Contractual cash flows
As of December 31, 2024	Carrying amount	1 Month	2-12 Months	1-5 Years	More than 5 Years	Total

Derivative financial liabilities
Warrants liability	$75,827,403	$-	$-	$75,827,403	$-	$75,827,403

Total derivative financial liabilities	$75,827,403	$-	$-	$75,827,403	$-	$75,827,403

Non-derivative financial liabilities
Secured bank loans	$11,143,359,504	$31,908,396	$3,479,193,050	$1,763,646,102	$6,153,090,000	$11,427,837,548
Unsecured bank loans	30,840,922	146,861	30,694,061		-	30,840,922
Lease liabilities	206,714,326	-	46,051,658	160,662,668	-	206,714,326
Trade accounts payable and accumulated expenses and advance from customers	629,580,986	125,182,892	504,398,094	-	-	629,580,986

Total non-derivative financial liabilities	$12,010,495,738	$157,238,149	$4,060,336,863	$1,924,308,770	$6,153,090,000	$12,294,973,782

Financial Instruments Denominated in Currencies Other Than Functional Currency
The summary quantitative data about the Company’s exposure to currency risk as reported to the management of the Company is shown in the next page.

	Amounts held in US Dollars
	As of December 31,
	2025	2024
Assets:
Cash and cash equivalents and restricted cash	$12,215,335	$34,084,570
Trade receivables	3,490,439	2,455,301
Other receivables	-	26,932
Prepayments	18,507	18,507

Liabilities:
Current installments of long-term debt	(557,576,166)	(152,279,649)
Long-term debt	(1,492,822)	(381,206,888)
Trade accounts payable excluding current installments	(9,756,911)	(9,216,743)
Advance from customers and accumulated expenses	(3,222,840)	-
Due to related parties	(10,465,067)	(8,967,127)
Other liabilities	(4,581,421)	(4,571,105)

Net position	$(571,370,946)	$(519,656,202)

Exchange Rates of MXN/USD
The exchange rates of MXN/USD as of the date of the consolidated and combined financial statements and their issuance date are as follows:

	As of December 31,		As of May 15,
	2025	2024	2026

One U. S. dollar	$17.9528	$20.5103	$172,502

Sensitivity Analysis
The analysis is performed on the same basis for 2025 and 2024, although the reasonably possible variations in the exchange rate were different, as indicated below:

	Capitalized in construction in process		Profit and loss
	Strengthening	Weakening	Strengthening	Weakening

December 31, 2025 USD (5% movement)	-	-	$512,885,416	$(512,885,416)

December 31, 2024 USD (5% movement)	$(547,098,446)	$547,098,446	$14,183,216	$(14,183,216)
The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Company’s combined income before income taxes is affected through the impact of floating rate borrowings (debt) as follows:

		Effect on
	Increase/decrease in %	combined income before income taxes
As of December 31, 2025
US dollar	1%	$381,809
US dollar	(1)%	(381,809)

As of December 31, 2024
US dollar	1%	$331,257
US dollar	(1)%	(331,257)

Interest-Bearing Financial Instruments

The interest rate profile of the Company’s interest-bearing financial instruments as reported to the management of the Company is as follows:

	As of December 31, 2025
FV hierarchy		Carrying amount	Effects recognized in P&L
Financial liabilities measured at fair value
Warrants liability	Level 2	$7,965,416	$(63,526,324)
Total

	As of December 31, 2024
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	-	$-	$(19,726,835)
Interest rate swap - Caixabank	Level 2	-	-	(23,621,645)
Total			$-	$(43,348,480)

	As of December 31, 2024
FV hierarchy		Carrying amount	Effects recognized in P&L
Financial liability’s measured at fair value
Warrants liability	Level 2	$(75,827,403)	$(51,946,426)
Total		$(75,827,403)	$(51,946,426)

	As of December 31, 2023
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	73,376,432	$68,146,850	$(45,855,988)
Interest rate swap - Caixabank	Level 2	57,438,000	48,776,877	(30,012,275)
Total			$116,923,727	$(75,868,263)